GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
	2025	2024
Balance as of the beginning of the year	$633	$668
Exchange rate effect	80	(35)
Balance as of the end of the year	$713	$633